Investment Objectives and Goals	Sep. 30, 2025
Jensen Quality MidCap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Jensen Quality Mid Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The objective of the Jensen Quality Mid Cap Fund (the “Quality Mid Cap Fund” or the “Fund”) is long-term capital appreciation.
Jensen Global Quality Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Jensen Global Quality Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The objective of the Jensen Global Quality Growth Fund (the “Global Quality Growth Fund” or the “Fund”) is long-term capital appreciation.